Annual Total Returns - Franklin LifeSmart™ 2050 Retirement Target Fund [BarChart] - Franklin Fund Allocator Series RTF-27 - Franklin LifeSmart™ 2050 Retirement Target Fund - Class A	May 01, 2021
Bar Chart Table:
Annual Return 2014	5.80%
Annual Return 2015	(1.76%)
Annual Return 2016	3.32%
Annual Return 2017	18.96%
Annual Return 2018	(7.40%)
Annual Return 2019	22.00%
Annual Return 2020	16.22%